10-Q LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Outstanding principal balances of Long-term debt comprises of the following:

	March 31, 2024		December 31, 2023
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$10,031,919	$11,221,852	$9,124,944	$9,477,780
LMATT Growth Series 2.2024, Inc.	3,331,744	4,426,776	2,981,480	3,551,852
LMATT Growth & Income Series 1.2026, Inc	542,618	631,377	492,582	569,862
Secured borrowing:
LMA Income Series, LP	22,485,826	22,485,826	22,368,209	22,368,209
LMA Income Series II, LP	50,323,493	50,323,493	32,380,852	32,380,852
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	60,650,000	60,650,000	35,650,000	35,650,000
SPV Purchase and Sale Note	27,341,832	27,341,832	26,538,004	26,538,004
Sponsor PIK Note	11,452,687	11,452,687	11,115,865	11,115,865
Deferred issuance costs and discounts	(2,724,708)	(2,724,708)	(1,831,910)	(1,831,910)
Total debt	183,435,411	185,809,135	138,820,026	139,820,514
Less current portion of
long-term debt	(13,363,663)	(15,648,628)	(11,440,236)	(13,029,632)
Total long-term debt	$170,071,748	$170,160,507	$127,379,790	$126,790,882
Outstanding principal balances of Long-term debt comprises of the following:

	December 31, 2023		December 31, 2022
	Cost	Fair value	Cost	Fair value
Market-indexed notes:
LMATT Series 2024, Inc.	$9,124,944	$9,477,780	$9,866,900	$8,067,291
LMATT Series 2.2024, Inc.	2,981,480	3,551,852	2,333,391	2,354,013
LMATT Growth & Income Series 1.2026, Inc	492,582	569,862	400,000	400,000
Secured borrowing:
LMA Income Series, LP	21,889,444	22,368,209	17,428,349	17,428,349
LMA Income Series II, LP	32,380,852	32,380,852	—	—
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	35,650,000	35,650,000	—	—
SPV Purchase and Sale Note	26,538,004	26,538,004	—	—
Sponsor PIK Note	11,115,865	11,115,865	—	—
Deferred issuance costs and discounts	(1,831,910)	(1,831,910)	—	—
Total debt	138,341,261	139,820,514	30,028,640	28,249,653
Less current portion of
long-term debt	(11,440,236)	(13,029,632)	—	—
Total long-term debt	$126,901,025	$126,790,882	$30,028,640	$28,249,653

Schedule of Maturities of Long-Term Debt
The following table shows scheduled principal payments by year for our long-term debt as of March 31, 2024:

	Payments (without fair value adjustments) by Year
	2024 remaining	2025	2026	2027	2028	Thereafter	Total
Market-indexed notes:
LMATT Series 2024, Inc.	$10,031,919	$—	$—	$—	$—	$—	$10,031,919
LMATT Series 2.2024, Inc.	3,331,744	—	—	—	—	—	3,331,744
LMATT Growth & Income Series 1.2026, Inc.	—	—	542,618	—	—	—	542,618
Secured borrowing:
LMA Income Series, LP	—	22,485,826	—	—	—	—	22,485,826
LMA Income Series II, LP	—	—	50,323,493	—	—	—	50,323,493
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	—	—	—	—	60,650,000	—	60,650,000
SPV Purchase and Sale Note	—	—	27,341,832	—	—	—	27,341,832
Sponsor PIK Note	—	—	—	—	11,452,687	—	11,452,687
	$13,363,663	$22,485,826	$78,207,943	$—	$72,102,687	$—	$186,160,119
The following table shows scheduled principal payments by year for our long-term debt as of December 31, 2023:

	Payments Year
	2024	2025	2026	2027	2028	Thereafter	Total
Market-indexed notes:
LMATT Series 2024, Inc.	$9,477,780	$—	$—	$—	$—	$—	$9,477,780
LMATT Series 2.2024, Inc.	3,551,852	—	—	—	—	—	3,551,852
LMATT Growth & Income Series 1.2026, Inc.	—	—	569,862	—	—	—	569,862
Secured borrowing:
LMA Income Series, LP	—	22,368,209	—	—	—	—	22,368,209
LMA Income Series II, LP	—	—	32,380,852	—	—	—	32,380,852
Unsecured borrowing:
Fixed Rate Senior Unsecured Notes	—	—	—	—	35,650,000	—	35,650,000
SPV Purchase and Sale Note	—	—	26,538,004	—	—	—	26,538,004
Sponsor PIK Note	—	—	—	—	11,115,865	—	11,115,865
	$13,029,632	$22,368,209	$59,488,718	$—	$46,765,865	$—	$141,652,424